Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 260	¥ 774	¥ 1,423	¥ 1,949
Reinsurance premiums	¥ (1,279)	¥ (1,282)	¥ (3,805)	¥ (3,933)